Retirement Benefits - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Netherlands
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	19 years	19 years
Percentage of defined benefit liability related to active members	31.00%	34.00%
UK
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	19 years	18 years
Percentage of defined benefit liability related to active members	21.00%	21.00%
Actuarial funding valuation, frequency			3 years
Actuarial funding valuation, funding ratio			108.00%
USA
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	13 years	13 years
USA | Funded pension plans
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liability related to active members	25.00%	31.00%
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Employer contributions to defined benefit pension plans	$ 1.6
Pension defined benefit plans | Netherlands | Top of range
Disclosure of defined benefit plans [line items]
Percentage of average local funding requirement for additional payments	105.00%